Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay Offshore Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands, its wholly owned or controlled subsidiaries and the Dropdown Predecessor (see note 3) (collectively, the Partnership).

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

The Partnership presents non-controlling ownership interests in subsidiaries in the consolidated financial statements within the equity section, but separate from the Partners’ equity. However, the holder of the non-controlling interest of one of the Partnership’s subsidiaries holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest (see note 14a). As a result, the non-controlling interest that is subject to this redemption feature is not included on the Partnership’s consolidated balance sheet as part of the total equity and is presented as redeemable non-controlling interest above the equity section but below the liabilities section.

The Partnership presents its Series C Cumulative Convertible Perpetual Preferred Units (the Series C Preferred Units) in the consolidated financial statements within the equity section, but separate from the Partner’s equity. At any time after the 18-month anniversary of the closing date, at the election of each holder, the Series C Convertible Preferred Units may be converted on a one-for-one basis into common units of the Partnership. The Series C Convertible Preferred Units may be redeemed in cash if a change of control occurs in the Partnership. As a result, the Series C Convertible Preferred Units are not included on the Partnership’s consolidated balance sheet as part of the total equity and are presented as temporary equity above the equity section but below the liabilities section (see note 16).

In the current period, the Partnership has presented debt issuance costs associated with a specific debt instrument as a direct deduction from the carrying amount of that debt liability in the Partnership’s statements of financial position as part of the adoption of Accounting Standards Update 2015-03 (see note 2). Prior to the adoption of ASU 2015-03, all debt issuance costs were presented as other non-current assets in the Partnership’s statements of financial position. All such similar debt issuance costs recorded in comparative periods have been reclassified from non-current assets to current portion of long-term debt and long-term debt, as appropriate, in the Partnership’s statements of financial position.

Foreign currency

Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership and its subsidiaries is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Operating revenues and expenses

Operating revenues and expenses

Contracts of Affreightment and Voyage Charters

Revenues from contracts of affreightment and voyage charters are recognized on a proportionate performance method. Shuttle tanker voyages servicing contracts of affreightment with offshore oil fields commence with tendering of notice of readiness at a field, within the agreed lifting range, and ends with tendering of notice of readiness at a field for the next lifting. The Partnership uses a discharge-to-discharge basis in determining proportionate performance for all voyage charters, whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. The Partnership does not begin recognizing revenue until a charter has been agreed to by the customer and the Partnership, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Towing and offshore installation voyage charter revenue is recognized ratably in proportion to the stage of completion of a project, which is determine based on upon an assessment of the work performed.

Time Charters, Bareboat Charters, FPSO Contracts and UMS Contracts

Operating Leases - The Partnership recognizes revenues from time charters, bareboat charters, floating, production, storage and offloading (or FPSO) contracts and Units for Maintenance and Safety (or UMS) contracts accounted for as operating leases on a straight-line basis daily over the term of the charter as the applicable vessel operates under the charter. Receipt of incentive-based revenue from the Partnership’s FPSO units is dependent upon its operating performance and such revenue is recognized when earned by fulfillment of the applicable performance criteria. The Partnership does not recognize revenue during days that the vessel is off hire unless the contract provides for compensation while off hire.

Direct Financing Leases - Charter contracts that are accounted for as direct financing leases are reflected on the consolidated balance sheets as net investments in direct financing leases. The lease revenue is recognized on an effective interest rate method over the lease term and is included in revenues. Revenue from rendering of services are recognized as the service is performed. Revenues are not recognized during days that the vessel is off hire unless the contract provides for compensation while off hire.

The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned or incurred, respectively, in subsequent periods.

Operating Expenses

Operating Expenses

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, ship management services, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and cash equivalents	Cash and cash equivalents The Partnership classifies all highly-liquid investments with a maturity date of three months or less when purchased as cash and cash equivalents.
Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged against the allowance when the Partnership believes that the receivable will not be recovered.

Investment in equity accounted joint ventures

Investment in equity accounted joint ventures

The Partnership’s investment in joint ventures is accounted for using the equity method of accounting. Under the equity method of accounting, the initial cost of the investment is adjusted for subsequent additional investments and the Partnership’s proportionate share of earnings or losses and distributions. The Partnership evaluates its investments in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Partnership’s consolidated statements of income.

Vessels and equipment

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings and conversions, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving and/or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Shuttle and conventional tankers are depreciated using an estimated useful life of 20 to 25 years commencing the date the vessel is delivered from the shipyard, or for a shorter period if regulations prevent the Partnership from operating the vessel for the estimated useful life. FPSO units are depreciated using an estimated useful life of 20 to 25 years commencing the date the unit is installed at the oil field and is in a condition that is ready to operate. Some of the Partnership’s FPSO units have oil field specific equipment, which is depreciated over the expected life of the oil field. Floating storage and off take (or FSO) units are depreciated over the term of the contract. UMS are depreciated over an estimated useful life of 35 years commencing the date the unit arrives at the oil field and is in a condition that is ready to operate. Towage vessels are depreciated over an estimated useful life of 25 years commencing the date the vessel is delivered from the shipyard. Depreciation of vessels and equipment from continuing operations (including depreciation attributable to the Dropdown Predecessor) for the years ended December 31, 2015, 2014 and 2013, totalled $247.8 million, $171.8 million, and $171.4 million, respectively. Depreciation and amortization includes depreciation on all owned vessels.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2015, 2014 and 2013 totaled $10.3 million, $2.3 million and $19.6 million, respectively.

Generally, the Partnership dry docks each shuttle tanker, conventional oil tanker and towage vessel every two and a half to five years. UMS, FSO and FPSO units are generally not dry docked. The Partnership capitalizes a portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking over the estimated useful life of the dry dock. Included in capitalized dry docking are costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.

Dry-docking activity for the three years ended December 31, 2015, 2014 and 2013 is summarized as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	$	$	$
Balance at beginning of the year	54,259	41,535	45,909
Cost incurred for dry docking	14,609	36,221	19,020
Dry-docking amortization relating to continuing operations	(23,863)	(22,682)	(22,559)
Dry-docking amortization relating to discontinued operations	—	—	(360)
Write down / sale of capitalized dry-dock expenditure	(2,183)	(815)	(475)

Balance at end of the year	42,822	54,259	41,535

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Partnership’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership.

Direct financing leases

Direct financing leases

The long-term time charter of one of the Partnerships vessels is accounted for as a direct financing lease, with lease payments received by the Partnership being allocated between the net investment in the lease and revenue using the effective interest method so as to produce a constant periodic rate of return over the lease term.

Debt issuance costs

Debt issuance costs

Debt issuance costs related to a recognized debt liability, including fees, commissions and legal expenses, are deferred and presented as a direct deduction from the carrying amount of that debt liability and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense. If the debt issuance costs are not attributable to a specific debt liability or the debt issuance costs exceed the carrying value of the related debt liability, the debt issuance costs are deferred and presented as other non-current assets and amortized on an effective interest rate method over the term of the relevant loan.

Goodwill and intangible assets

Goodwill and intangible assets

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Partnership may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Partnership may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Partnership uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

The Partnership’s intangible assets are amortized over their respective lives with the amount amortized each year being weighted based on the projected revenue to be earned under the contracts.

Derivative instruments

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting. The Partnership does not apply hedge accounting to its derivative instruments, except for certain foreign exchange currency contracts, certain types of interest rate swaps and certain interest rate swaps in its equity accounted joint ventures (see note 12).

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer possible of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from equity to the corresponding earnings line item in the consolidated statements of income. The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in earnings in the consolidated statements of income. If a cash flow hedge is terminated and the originally hedged item is still considered possible of occurring, the gains and losses initially recognized in equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the consolidated statements of income. If the hedged item is no longer possible of occurring, amounts recognized in equity are immediately transferred to the earnings line item in the consolidated statements of income.

For derivative financial instruments that are not designated or that do not qualify as accounting hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated foreign currency forward contracts and interest rate swaps are recorded in realized and unrealized (losses) gains on derivative instruments in the consolidated statements of income. Gains and losses from the Partnership’s non-designated cross currency swaps are recorded in foreign currency exchange loss in the consolidated statements of income.

Unit-based compensation

Unit-based compensation

The Partnership grants restricted unit-based compensation awards as incentive-based compensation to certain employees of Teekay Corporation’s subsidiaries that provide services to the Partnership (see note 17). The Partnership measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For unit-based compensation awards subject to graded vesting, the Partnership calculates the value of the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. Unit-based compensation expenses are recorded under general and administrative expenses in the Partnership’s consolidated statements of income.

Income taxes

Income taxes

The Partnership is subject to income taxes relating to its subsidiaries in Norway, Australia, Brazil, the United Kingdom, Singapore, Qatar, Canada, Luxembourg and the Netherlands. The Partnership accounts for such taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Partnership’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the consolidated financial statements based on guidance in the interpretation. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax recovery (expense) in the Partnership’s consolidated statements of income.

Accounting Pronouncements
2.	Accounting Pronouncements

In April 2014, the FASB issued Accounting Standards Update 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity (or ASU 2014-08) which raises the threshold for disposals to qualify as discontinued operations. A discontinued operation is now defined as: (i) a component of an entity or group of components that has been disposed of or classified as held for sale and represents a strategic shift that has or will have a major effect on an entity’s operations and financial results; or (ii) an acquired business that is classified as held for sale on the acquisition date. ASU 2014-08 also requires additional disclosures regarding discontinued operations, as well as material disposals that do not meet the definition of discontinued operations. The Partnership prospectively adopted ASU 2014-08 effective on January 1, 2015. The impact of adopting ASU 2014-08 on the Partnership’s financial statements was that the Partnership’s disposition of its conventional tankers during 2015 were not presented as discontinued operations on the Partnership’s financial statements (see note 19).

In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, (or ASU 2014-09). ASU 2014-09 will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 is effective for interim and annual periods beginning after December 15, 2017 and shall be applied, at the Partnership’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Partnership is evaluating the effect of adopting this new accounting guidance.

In February 2015, the FASB issued Accounting Standards Update 2015-02, Amendments to the Consolidation Analysis (or ASU 2015-02) which eliminates the deferral of certain consolidation standards for entities considered to be investment companies, modifies the consolidation analysis performed on limited partnerships and modifies the impact of fee arrangements and related parties on the determination of the primary beneficiary of a variable interest entity. The Partnership adopted ASU 2015-02 on January 1, 2016 and the adoption did not have a material impact on the Partnership.

In April 2015, the FASB issued Accounting Standards Update 2015-03, Simplifying the Presentation of Debt Issuance Costs (or ASU 2015-03). The Partnership adopted ASU 2015-03 effective December 31, 2015. Prior period information has been retrospectively adjusted. Prior to the adoption of ASU 2015-03, all debt issuance costs were presented as other non-current assets in the Partnership’s consolidated balance sheets. With the adoption of ASU 2015-03 the Partnership presents those debt issuance costs related to a recognized debt liability as a direct deduction from the carrying amount of that debt liability in the Partnership’s consolidated balance sheets. Debt issuance costs related to loan facilities without a recognized debt liability will continue to be presented as non-current assets in the Partnership’s consolidated balance sheets. As a result of adopting ASU 2015-03, non-current assets and total assets has decreased by $61.5 million (December 31, 2015) and $27.4 million (December 31, 2014), current portion of long-term debt and current liabilities has decreased by $15.6 million (December 31, 2015) and $8.3 million (December 31, 2014), long-term debt has decreased by $45.9 million (December 31, 2015) and $19.1 million (December 31, 2014) and total liabilities has decreased by $61.5 million (December 31, 2015) and $27.4 million (December 31, 2014). Such changes have also impacted the Partnership’s reconciliation of segment assets to total assets (see note 5) and the carrying value of long-term debt (see notes 4 and 8).

In November 2015, the FASB issued Accounting Standards Update 2015-17, Balance Sheet Classification of Deferred Taxes (or ASU 2015-17), amending the accounting for income taxes and requiring all deferred tax assets and liabilities to be classified as non-current on the consolidated balance sheet. ASU 2015-17 is effective for reporting periods beginning after December 15, 2016, with early adoption permitted, and may be adopted either prospectively or retrospectively. The Partnership adopted ASU 2015-17 effective December 31, 2015 and ASU 2015-17 was prospectively applied in the Partnerships consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right of use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Partnership is evaluating the effect of adopting this new accounting guidance.